Related Parties - Summary of Compensation Paid or Payable to Directors and to Key Management for Services (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 5,694	$ 6,275
Share-based compensation	3,500	2,060
Termination benefits	0	878
Key management personnel compensation	$ 9,194	$ 9,213